Operating Units	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Operating Units [Abstract]
Operating Units
Operating Units.
Investment
Icahn Onshore LP (the “Onshore GP”) and Icahn Offshore LP (the “Offshore GP” and, together with the Onshore GP, the “General Partners”) act as general partner of Icahn Partners LP (the “Onshore Fund”) and the Offshore Master Funds (as defined herein), respectively. The General Partners provide investment advisory and certain administrative and back office services to the Investment Funds (as defined below) but do not provide such services to any other entities, individuals or accounts. Interests in the Investment Funds had been previously offered only to certain sophisticated and qualified investors on the basis of exemptions from the registration requirements of the federal securities laws and were not (and still are not) publicly available. The “Offshore Master Funds” consist of (i) Icahn Partners Master Fund LP ("Master Fund I"), (ii) Icahn Partners Master Fund II LP ("Master Fund II") and (iii) Icahn Partners Master Fund III LP ("Master Fund III"). The Onshore Fund and the Offshore Master Funds are collectively referred to herein as the “Investment Funds.” In addition, as discussed elsewhere in this Quarterly Report on Form 10-Q, the “Offshore Funds” consist of (i) Icahn Fund Ltd., (ii) Icahn Fund II Ltd. and (iii) Icahn Fund III Ltd.
Prior to March 31, 2011, our Investment segment's revenues were affected by the combination of fee-paying assets under management (“AUM”) and the investment performance of the Investment Funds. The General Partners were entitled to receive an incentive allocation and special profits interest allocation from the Investment Funds which were accrued on a quarterly basis and were allocated to the General Partners at the end of the Investment Funds' fiscal year (or sooner on redemptions) assuming there were sufficient net profits to cover such amounts. As a result of the return of fee-paying capital as described below, no further incentive allocations or special profits interest allocations will accrue for periods subsequent to March 31, 2011.
As more fully disclosed in a letter to investors in the Investment Funds filed with the SEC on Form 8-K by Icahn Enterprises on March 7, 2011, the Investment Funds returned all fee-paying capital to their investors during fiscal 2011. Payments were funded through cash on hand and borrowings under existing credit lines.
As a result of returning fee-paying capital to its investors on March 31, 2011, each of the Investment Funds no longer meets the criteria of an investment company as set forth in FASB ASC Paragraph 946-10-15-2, Financial Services-Investment Companies, and, therefore, the application of FASB ASC Section 946-810-45, Financial Services-Investment Companies-Consolidation, is no longer applicable effective March 31, 2011. This change has no material effect on our consolidated financial statements as the Investment Funds would account for their investments as trading securities pursuant to FASB ASC Topic 320, Investments-Debt and Equity Securities, effective March 31, 2011. For those investments that fall outside the scope of FASB ASC Topic 320, or for those investments in which the Investment Funds would otherwise have been required to account for under the equity method, the Investment Funds apply the fair value option to such investments. See Note 5, "Investments and Related Matters-Investment," for further discussion regarding this reconsideration event and its consolidation impact.
As a result of the return of fee-paying capital as described above, a special profits interest allocation of $9 million and an incentive allocation of $7 million were allocated to the General Partners at March 31, 2011. No further special profits interest allocation or incentive allocation will accrue in periods subsequent to March 31, 2011.
The fair value of our interest in the Investment Funds was approximately $2.1 billion and $3.1 billion as of June 30, 2012 and December 31, 2011, respectively.
Automotive
We conduct our Automotive segment through our majority ownership in Federal-Mogul.  Federal-Mogul is a leading global supplier of technology and innovation in vehicle and industrial products for fuel economy, emissions reduction, alternative energies, environment and safety systems. Federal-Mogul serves the world's foremost original equipment manufacturers and servicers (“OE”) of automotive, light, medium and heavy-duty commercial vehicles, off-road, agricultural, marine, rail, aerospace, power generation and industrial equipment, as well as the worldwide aftermarket.  As of June 30, 2012, Federal-Mogul was organized into four product groups: Powertrain Energy ("PTE"), Powertrain Sealing and Bearings ("PTSB"), Vehicle Safety and Protection ("VSP") and Global Aftermarket.
As of June 30, 2012, we owned approximately 77.2% of the total outstanding common stock of Federal-Mogul.
As previously announced, the board of directors of Federal-Mogul decided to segment Federal-Mogul's operating businesses into two separate and independent divisions. One division will focus primarily on the manufacture and sale of powertrain products to original equipment manufacturers while the other will consist of Federal-Mogul's global aftermarket as well as its brake, chassis and wipers businesses. Federal-Mogul has initiated several actions in connection with the creation of the two operating divisions, including the hiring of a new Chief Executive Officer for the aftermarket division and the identification of facilities that will be managed by each division.
Federal-Mogul's customers include the world's largest light and commercial vehicle OEs and major distributors and retailers in the independent aftermarket. Federal-Mogul has operations in established markets including Canada, France, Germany, Italy, Japan, Spain, Sweden, the United Kingdom and the United States, and developing markets including Argentina, Brazil, China, Czech Republic, Hungary, India, Korea, Mexico, Poland, Russia, South Africa, Thailand, Turkey and Venezuela. The attendant risks of Federal-Mogul's international operations are primarily related to currency fluctuations, changes in local economic and political conditions and changes in laws and regulations.
Accounts Receivable, net
Federal-Mogul's subsidiaries in Brazil, France, Germany, Italy and the United States are party to accounts receivable factoring and securitization facilities. Gross accounts receivable transferred under these facilities were $207 million and $203 million as of June 30, 2012 and December 31, 2011, respectively. Of those gross amounts, $207 million and $202 million, respectively, qualify as sales as defined in FASB ASC Topic 860, Transfers and Servicing. The remaining transferred receivables were pledged as collateral and accounted for as secured borrowings and recorded in the consolidated balance sheets within accounts receivable, net and debt. Under the terms of these facilities, Federal-Mogul is not obligated to draw cash immediately upon the transfer of accounts receivable. As of both June 30, 2012 and December 31, 2011, Federal-Mogul had no outstanding transferred receivables for which cash had not yet been drawn. Proceeds from the transfers of accounts receivable qualifying as sales were $363 million and $510 million for the three months ended June 30, 2012 and 2011, respectively, and $776 million and $923 million for the six months ended June 30, 2012 and 2011, respectively.
For the three months ended June 30, 2012 and 2011, expenses associated with transfers of receivables were $2 million and $3 million, respectively, and were recorded in the consolidated statements of operations within other (loss) income, net. For the six months ended June 30, 2012 and 2011, expenses associated with transfers of receivables were $3 million and $5 million, respectively. Where Federal-Mogul receives a fee to service and monitor these transferred receivables, such fees are sufficient to offset the costs and as such, a servicing asset or liability is not incurred as a result of such activities. Certain of the facilities contain terms that require Federal-Mogul to share in the credit risk of the sold receivables. The maximum exposures to Federal-Mogul associated with certain of these facilities' terms were $23 million for each of June 30, 2012 and December 31, 2011. Based on Federal-Mogul's analysis of the creditworthiness of its customers on which such receivables were sold and outstanding as of June 30, 2012 and December 31, 2011, Federal-Mogul estimated the loss to be immaterial.
Restructuring
During the three months ended June 30, 2012 and 2011, Federal-Mogul recorded $8 million and $0 million in restructuring charges, respectively. During the six months ended June 30, 2012 and 2011, Federal-Mogul recorded $14 million and $1 million in restructuring charges, respectively. As discussed below, the restructuring charges for the three months ended June 30, 2012 consist of employee-related costs related to a restructuring plan ("Restructuring 2012") announced in June 2012. The restructuring charges for the six months ended June 30, 2012 consist of employee costs related to Restructuring 2012 and headcount reduction actions associated with the aftermarket.
In June 2012, Federal-Mogul announced Restructuring 2012 to reduce or eliminate capacity at several high-cost VSP facilities and transfer production to lower-cost locations. Restructuring 2012 is anticipated to be completed within two years. In connection with the initial phase of Restructuring 2012, Federal-Mogul expects to incur restructuring charges totaling approximately $42 million, of which $31 million relate to employee costs and $11 million relate to facility costs.
 Thailand Manufacturing Facility Flood
In October 2011, a flood occurred at one of Federal-Mogul's manufacturing facilities in Ayutthaya, Thailand. This facility was partially submerged in the flood waters for a period of approximately six weeks, resulting in extensive damage to the facility and the loss of substantially all of its related equipment and inventory. A substantial portion of operations at the facility is currently suspended.
In addition to other coverage, Federal-Mogul believes its insurance policies provide for replacement of damaged property, sales value of destroyed inventory, reimbursement for losses due to interruption of business operations and reimbursement of expenditures incurred to restore operations. In February and April 2012, Federal-Mogul received $25 million and $5 million, respectively, in cash advances from its insurance carrier related to the flooding. Federal-Mogul has insurance recoverables of $0 million and $21 million recorded as of June 30, 2012 and December 31, 2011, respectively.
Pending Acquisition
On July 2, 2012, Federal-Mogul announced a definitive agreement to purchase the BERU spark plug business from BorgWarner Inc. This transaction is currently pending customary closing conditions and consultations, including competition authorities. This pending acquisition will add approximately $80 million in annualized sales to our Automotive segment.
Energy
We conduct our Energy segment through our majority ownership in CVR. We acquired a controlling interest in CVR on May 4, 2012. Refer to Note 2, "Acquisition," for further details.  CVR is an independent petroleum refiner and marketer of high value transportation fuels in the mid-continental United States. CVR operates under two business units: petroleum and nitrogen fertilizer. In addition, CVR owns the general partner and approximately 70% of the common units of CVR LP, a publicly traded limited partnership that is an independent producer and marketer of upgraded nitrogen fertilizers in the form of ammonia and urea ammonia nitrate, or UAN.
As of June 30, 2012, Icahn Enterprises Holdings owns 76.8% of the total outstanding common stock of CVR.
The following CVR entities are referenced elsewhere in this Quarterly Report on Form 10-Q: Coffeyville Resources, LLC ("CRLLC"); Coffeyville Resources Refining & Marketing, LLC ("CRRM") and Coffeyville Resources Nitrogen Fertilizers, LLC ("CRNF").
Petroleum business. CVR's petroleum business includes a 115,000 bpd complex full coking medium-sour crude oil refinery in Coffeyville, Kansas and a 70,000 bpd crude oil unit refinery in Wynnewood, Oklahoma. In addition, CVR's supporting businesses include (1) a crude oil gathering system with a gathering capacity of approximately 40,000 bpd serving Kansas, Oklahoma, western Missouri, southwestern Nebraska and Texas, (2) a rack marketing division supplying product through tanker trucks directly to customers located in close geographic proximity to Coffeyville, Kansas and Wynnewood, Oklahoma and at throughput terminals on Magellan and NuStar Energy, LP's ("NuStar") refined products distribution systems, (3) a 145,000 bpd pipeline system (supported by approximately 350 miles of CVR's owned and leased pipeline) that transports crude oil to its Coffeyville refinery from its Broome Station tank farm and associated crude oil storage tanks with a capacity of 1.2 million barrels, (4) crude oil storage tanks with a capacity of 0.5 million barrels in Wynnewood, Oklahoma, (5) an additional 3.3 million barrels of leased storage capacity located in Cushing, Oklahoma and other locations and (6) 1.0 million barrels of company owned crude oil storage in Cushing, Oklahoma.
CVR's Coffeyville refinery is situated approximately 100 miles northeast of Cushing, Oklahoma, one of the largest crude oil trading and storage hubs in the United States and its Wynnewood refinery is approximately 130 miles southwest of Cushing. Cushing is supplied by numerous pipelines from U.S. domestic locations including Canada. The early June 2012 reversal of the Seaway Pipeline that now flows from Cushing, OK to the U. S. Gulf Coast has eliminated CVR's ability to source foreign waterborne crude oil from around the world, as well as deepwater U.S. Gulf of Mexico produced sweet and sour crude oil grades. In addition to rack sales (sales which are made at terminals into third party tanker trucks), CVR makes bulk sales (sales through third party pipelines) into the mid-continent markets via Magellan and into Colorado and other destinations utilizing the product pipeline networks owned by Magellan, Enterprise Products Operating, L.P., and NuStar.
Crude oil is supplied to CVR's Coffeyville refinery through its gathering system and by a Plains pipeline from Cushing, Oklahoma. CVR maintains capacity on the Spearhead and Keystone pipelines from Canada to Cushing. CVR also maintains leased storage in Cushing to facilitate optimal crude oil purchasing and blending. CVR's Coffeyville refinery blend consists of a combination of crude oil grades, including onshore and offshore domestic grades, various Canadian medium and heavy sours and sweet synthetics. CVR's Wynnewood refinery is capable of processing a variety of crudes, including West Texas sour, West Texas Intermediate, sweet and sour Canadian and other U.S. domestically produced crude oils. The access to a variety of crude oils coupled with the complexity of CVR's refineries allows CVR to purchase crude oil at a discount to WTI.
Nitrogen fertilizer business. The nitrogen fertilizer business consists of CVR's interest in CVR LP. CVR owns the general partner of CVR LP and approximately 70% of the common units of CVR LP. The nitrogen fertilizer business consists of a nitrogen fertilizer manufacturing facility that is the only operation in North America that utilizes a petroleum coke, or pet coke, gasification process to produce nitrogen fertilizer. The facility includes a 1,225 ton-per-day ammonia unit, a 2,025 ton-per-day UAN unit and a gasifier complex having a capacity of 84 million standard cubic feet per day of hydrogen. The gasifier is a dual-train facility, with each gasifier able to function independently of the other, thereby providing redundancy and improving reliability. In 2011, the nitrogen fertilizer business produced 411,189 tons of ammonia, of which approximately 72% was upgraded into 714,130 tons of UAN.
CVR LP's growth strategy includes expanding production of UAN and acquiring additional infrastructure and production assets. CVR LP is moving forward with a significant two-year plant expansion designed to increase CVR's UAN production capacity by 400,000 tons, or approximately 50%, per year. CVR LP anticipates completion of its two-year UAN plant expansion by January 1, 2013.
The primary raw material feedstock utilized in the nitrogen fertilizer production process is pet coke, which is produced during the crude oil refining process. In contrast, substantially all of the nitrogen fertilizer business' competitors use natural gas as their primary raw material feedstock. Historically, pet coke has been significantly less expensive than natural gas on a per ton of fertilizer produced basis and pet coke prices have been more stable when compared to natural gas prices. The nitrogen fertilizer business currently purchases most of its pet coke from CRRM pursuant to a long-term agreement having an initial term that ends in 2027, subject to renewal. On average, during the past five years, over 70% of the pet coke utilized by the nitrogen fertilizer plant was produced and supplied by CVR Energy's crude oil refinery in Coffeyville.
Gaming
We conduct our Gaming segment through our majority ownership in Tropicana. Tropicana currently owns and operates a diversified, multi-jurisdictional collection of casino gaming properties. The eight casino facilities it operates feature approximately 381,000 square feet of gaming space with 7,128 slot machines, 229 table games and 6,045 hotel rooms with three casino facilities located in Nevada and one in each of Mississippi, Indiana, Louisiana, New Jersey and Aruba.
On March 8, 2010, (the ''Effective Date''), Tropicana completed the acquisition of certain assets of its predecessor, Tropicana Entertainment, LLC, and certain subsidiaries and affiliates thereof (together, the ''Predecessors'') and Tropicana Resort and Casino-Atlantic City (''Tropicana AC''). Such transactions, referred to as the ''Restructuring Transactions,'' were effected pursuant to the Joint Plan of Reorganization of Tropicana Entertainment, LLC (''Tropicana LLC'') and Certain of Its Debtor Affiliates Under Chapter 11 of the Bankruptcy Code, filed with the United States Bankruptcy Court for the District of Delaware on January 8, 2009, as amended (the ''Plan''). As a result of the Restructuring Transactions pursuant to the Plan, the Investment Funds received shares of Tropicana common stock.
On November 15, 2010, the Investment Funds acquired 668,000 additional shares of Tropicana common stock. As a result of this purchase, the Investment Funds held, in the aggregate, 13,538,446 shares of Tropicana common stock, representing approximately 51.5% of the outstanding shares of Tropicana common stock. The additional purchase of shares of Tropicana common stock gave the Investment Funds a controlling interest and required us to consolidate Tropicana's financial results effective November 15, 2010.
On April 29, 2011, the Investment Funds made a distribution-in-kind of 13,538,446 shares of Tropicana common stock with a value of $216 million to us in redemption of $216 million of our limited and general partner interests in the Investment Funds. The distribution transferred the ownership of the Tropicana common stock held by the Investment Funds directly to us. As a result of this transaction, we directly owned 51.5% of Tropicana's outstanding common stock. This distribution increased equity attributable to Icahn Enterprises Holdings by $27 million and decreased equity attributable to non-controlling interests by $27 million, representing the basis difference between the redemption value determined as of April 29, 2011.
In connection with Tropicana's completion of the Restructuring Transactions, Tropicana entered into a credit agreement, dated as of December 29, 2009 (the ''Exit Facility''). Each of the Investment Funds was a lender under the Exit Facility and, in the aggregate, collectively held over 50% of the loans thereunder. On June 30, 2011, the Investment Funds made a distribution-in-kind of the loans under the Exit Facility with a value of $71 million to us in redemption of $71 million of our general partner interests in the Investment Funds. The distribution transferred the ownership of the loans under the Exit Facility held by the Investment Funds directly to us. As a result of this transaction, we directly owned over 50% of the loans under the Exit Facility. In March 2012, Tropicana paid in full its Exit Facility and the Revolving Facility was canceled therewith. See Note 11, "Debt," for further discussion.
During the six months ended June 30, 2012, we acquired additional shares of Tropicana common stock.  As of June 30, 2012, we owned approximately 65.1% of the total outstanding common stock of Tropicana.
Railcar
We conduct our Railcar segment through our majority ownership in ARI. ARI manufactures railcars, which are offered for sale or lease, custom designed railcar parts and other industrial products, primarily aluminum and special alloy steel castings. These products are sold to various types of companies including leasing companies, railroads, industrial companies and other non-rail companies. ARI leases railcars that it manufactures to certain markets. ARI provides railcar repair and maintenance services for railcar fleets. In addition, ARI provides fleet management, maintenance, engineering and field services for railcars owned by certain customers. Such services include maintenance planning, project management, tracking and tracing, regulatory compliance, mileage audit, rolling stock taxes and online service access.
As of June 30, 2012, we owned approximately 55.6% of the total outstanding common stock of ARI.
Food Packaging
We conduct our Food Packaging segment through our majority ownership in Viskase Companies, Inc. ("Viskase"). Viskase is a worldwide leader in the production and sale of cellulosic, fibrous and plastic casings for the processed meat and poultry industry. Viskase currently operates eight manufacturing facilities and ten distribution centers throughout North America, Europe, South America and Asia and derives approximately 69% of its total net sales from customers located outside the United States. Viskase believes it is one of the two largest manufacturers of non-edible cellulosic casings for processed meats and one of the three largest manufacturers of non-edible fibrous casings. Viskase has completed the construction of a shirring plant in the Philippines to serve the Asian market. The plant is operating on a limited basis and will be scaled up over several years in accordance with our growth expectations for the Asian market. The 2012 capital investment, including machinery, was $5 million for the Philippines project, with a total capital investment to date of $11 million on the project. We anticipate that an additional $5 million of equipment will be added during the remainder of fiscal 2012 through the year ending December 31, 2016.
As of June 30, 2012, we owned approximately 71.4% of the total outstanding common stock of Viskase.
Metals
We conduct our Metals segment through our indirect wholly owned subsidiary, PSC Metals, Inc. (“PSC Metals”). PSC Metals collects industrial and obsolete scrap metal, processes it into reusable forms and supplies the recycled metals to its customers including electric-arc furnace mills, integrated steel mills, foundries, secondary smelters and metals brokers. PSC Metals' ferrous products include busheling, plate and structural, shredded, sheared and bundled scrap metal and other purchased scrap metal such as turnings (steel machining fragments), cast furnace iron and broken furnace iron. PSC Metals processes the scrap into a size, density and purity required by customers to meet their production needs. PSC Metals also processes non-ferrous metals including aluminum, copper, brass, stainless steel and nickel-bearing metals. Non-ferrous products are a significant raw material in the production of aluminum and copper alloys used in manufacturing. PSC Metals also operates a steel products business that includes the supply of secondary plate and structural grade pipe that is sold into niche markets for counterweights, piling and foundations, construction materials and infrastructure end-markets.
Real Estate
Our Real Estate segment consists of rental real estate, property development and resort activities.
As of June 30, 2012, we owned 30 rental real estate properties. Our property development operations are run primarily through Bayswater Development LLC, a real estate investment, management and development subsidiary that focuses primarily on the construction and sale of single-family and multi-family homes, lots in subdivisions and planned communities and raw land for residential development. Our New Seabury development property in Cape Cod, Massachusetts and our Grand Harbor and Oak Harbor development property in Vero Beach, Florida each include land for future residential development of approximately 324 and 870 units of residential housing, respectively. Both developments operate golf and resort operations as well.
As of June 30, 2012 and December 31, 2011, $75 million and $77 million, respectively, of the net investment in financing leases and net real estate leased to others which is included in property, plant and equipment, net, were pledged to collateralize the payment of nonrecourse mortgages payable.
Home Fashion
We conduct our Home Fashion segment through our indirect wholly owned subsidiary, WestPoint Home LLC (“WPH”), a manufacturer and distributor of home fashion consumer products. WPH is engaged in the business of manufacturing, sourcing, designing, marketing, distributing and selling home fashion consumer products. WPH markets a broad range of manufactured and sourced bed, bath and basic bedding products, including sheets, pillowcases, bedspreads, quilts, comforters and duvet covers, featherbeds, bath and beach towels, bath accessories, bed skirts, bed pillows, flocked blankets, woven blankets and throws, and mattress pads. WPH recognizes revenue primarily through the sale of home fashion products to a variety of retail and institutional customers. In addition, WPH receives a small portion of its revenues through the licensing of its trademarks.
WPH has transitioned the majority of its manufacturing to low-cost countries but continues to maintain its corporate offices and certain distributions operations in the United States.
Effective as of March 1, 2012, pursuant to an internal reorganization WestPoint Home, Inc. (a wholly owned indirect subsidiary of WestPoint International, LLC (“WPI”), a subsidiary through which we had previously conducted our Home Fashion business) merged into our newly created wholly owned indirect subsidiary (which was formed as a Delaware limited liability company solely for the purposes of such merger) and continued its business as a limited liability company under the name WestPoint Home LLC. In referencing WPH, we refer to WestPoint Home Inc. and WestPoint Home LLC interchangeably because the business profile of our Home Fashion segment's business did not change as a result of this reorganization.
A relatively small number of customers have historically accounted for a significant portion of WPH's net sales. WPH had five customers who accounted for approximately 61% and 52% of WPH's net sales for the six months ended June 30, 2012 and 2011, respectively.

Operating Units.
Investment
Icahn Onshore LP (the “Onshore GP”) and Icahn Offshore LP (the “Offshore GP” and, together with the Onshore GP, the “General Partners”) act as general partner of Icahn Partners LP (the “Onshore Fund”) and the Offshore Master Funds (as defined herein), respectively. The General Partners provide investment advisory and certain administrative and back office services to the Investment Funds (as defined below) but do not provide such services to any other entities, individuals or accounts. Interests in the Investment Funds had been previously offered only to certain sophisticated and qualified investors on the basis of exemptions from the registration requirements of the federal securities laws and were not (and still are not) publicly available. The “Offshore Master Funds” consist of (i) Icahn Partners Master Fund LP (“Master Fund I”), (ii) Icahn Partners Master Fund II LP (“Master Fund II”) and (iii) Icahn Partners Master Fund III LP (“Master Fund III”). The Onshore Fund and the Offshore Master Funds are collectively referred to herein as the “Investment Funds.” In addition, as discussed elsewhere in this prospectus, the “Offshore Funds” consist of (i) Icahn Fund Ltd., (ii) Icahn Fund II Ltd. and (iii) Icahn Fund III Ltd.
Prior to March 31, 2011, our Investment segment's revenues were affected by the combination of fee-paying assets under management (“AUM”) and the investment performance of the Investment Funds. The General Partners were entitled to receive an incentive allocation and special profits interest allocation from the Investment Funds which were accrued on a quarterly basis and were allocated to the General Partners at the end of the Investment Funds' fiscal year (or sooner on redemptions) assuming there were sufficient net profits to cover such amounts. As a result of the return of fee-paying capital as described below, no further incentive allocations or special profits interest allocations will accrue for periods subsequent to March 31, 2011.
As more fully disclosed in a letter to investors in the Investment Funds filed with the SEC on Form 8-K on March 7, 2011, the Investment Funds returned all fee-paying capital to their investors during fiscal 2011. Payments were funded through cash on hand and borrowings under existing credit lines.
As a result of returning fee-paying capital to its investors on March 31, 2011, each of the Investment Funds no longer meets the criteria of an investment company as set forth in FASB ASC Paragraph 946-10-15-2, Financial Services - Investment Companies, and, therefore, the application of FASB ASC Section 946-810-45, Financial Services - Investment Companies - Consolidation , is no longer applicable effective March 31, 2011. This change has no material effect on our consolidated financial statements as the Investment Funds would account for their investments as trading securities pursuant to FASB ASC Topic 320, Investments - Debt and Equity Securities, effective March 31, 2011. For those investments that fall outside the scope of FASB ASC Topic 320, or for those investments in which the Investment Funds would otherwise have been required to account for under the equity method, the Investment Funds apply the fair value option to such investments. See Note 5, “Investments and Related Matters -  Investment,” for further discussion regarding this reconsideration event and its consolidation impact.
As a result of the return of fee-paying capital as described above, a special profits interest allocation of $9 million was allocated to the General Partners at March 31, 2011. No further special profits interest allocation will accrue in periods subsequent to March 31, 2011. A special profits interest allocation accrual of $45 million and $154 million was made for the years ended December 31, 2010 and 2009, respectively.
As a result of the return of fee-paying capital as described above, an incentive allocation of $7 million was allocated to the General Partners at March 31, 2011. No further incentive allocation will accrue in periods subsequent to March 31, 2011. Incentive allocations for the year ended December 31, 2010 were $5 million. There was no incentive allocation for the year ended December 31, 2009.
The fair value of our interest in the Investment Funds was approximately $3.1 billion and $2.6 billion as of December 31, 2011 and 2010, respectively.
Automotive
We conduct our Automotive segment through our majority ownership in Federal-Mogul. Federal-Mogul is a leading global supplier of technology and innovation in vehicle and industrial products for fuel economy, emissions reduction, alternative energies, environment and safety systems. Federal-Mogul serves the world's foremost original equipment manufacturers (“OEM”) of automotive, light commercial, heavy-duty, industrial, agricultural, aerospace, marine, rail and off-road vehicles, as well as the worldwide aftermarket. As of December 31, 2011, Federal-Mogul is organized into four product groups: Powertrain Energy (“PTE”), Powertrain Sealing and Bearings (“PTSB”), Vehicle Safety and Protection (“VSP”), and Global Aftermarket.
Federal-Mogul believes that its sales are well-balanced between OEM and aftermarket, as well as domestic and international markets. Federal-Mogul's customers include the world's largest light and commercial vehicle OEMs and major distributors and retailers in the independent aftermarket. Federal-Mogul has operations in established markets including Canada, France, Germany, Italy, Japan, Spain, Sweden, the United Kingdom and the United States, and emerging markets including Argentina, Brazil, China, Czech Republic, Hungary, India, Korea, Mexico, Poland, Russia, South Africa, Thailand, Turkey and Venezuela. The attendant risks of Federal-Mogul's international operations are primarily related to currency fluctuations, changes in local economic and political conditions and changes in laws and regulations.
During fiscal 2011, we acquired additional shares of Federal-Mogul common stock. As of December 31, 2011, we owned approximately 77.2% of the total outstanding common stock of Federal-Mogul.
Accounts Receivable, net
Federal-Mogul's subsidiaries in Brazil, France, Germany, Italy, Japan, Spain and the United States are party to accounts receivable factoring and securitization facilities. Gross accounts receivable transferred under these facilities were $203 million and $211 million as of December 31, 2011 and 2010, respectively. Of those gross amounts, $202 million and $210 million, respectively, qualify as sales as defined in FASB ASC Topic 860, Transfers and Servicing . The remaining transferred receivables were pledged as collateral and accounted for as secured borrowings and recorded in the consolidated balance sheets within accounts receivable, net and debt. Under the terms of these facilities, Federal-Mogul is not obligated to draw cash immediately upon the transfer of accounts receivable. Thus, as of December 31, 2011 and 2010, Federal-Mogul had outstanding transferred receivables for which cash of an immaterial amount and $1 million, respectively, had not yet been drawn. Proceeds from the transfers of accounts receivable qualifying as sales were approximately $1.7 billion and $1.3 billion for the year ended December 31, 2011 and 2010, respectively.
For the years ended December 31, 2011, 2010 and 2009, expenses associated with transfers of receivables of $9 million, $6 million and $4 million, respectively, were recorded in the consolidated statements of operations within other income (loss), net. Where Federal-Mogul receives a fee to service and monitor these transferred receivables, such fees are sufficient to offset the costs and as such, a servicing asset or liability is not incurred as a result of such activities. Certain of the facilities contain terms that require Federal-Mogul to share in the credit risk of the sold receivables. The maximum exposures to Federal-Mogul associated with certain of these facilities' terms were $23 million and $32 million as of December 31, 2011 and 2010, respectively. Based on Federal-Mogul's analysis of the creditworthiness of its customers on which such receivables were sold and outstanding as of December 31, 2011 and 2010, Federal-Mogul estimated the loss to be immaterial.
Restructuring
Federal-Mogul's restructuring activities are undertaken as necessary to execute its strategy and streamline operations, consolidate and take advantage of available capacity and resources, and ultimately achieve net cost reductions. Restructuring activities include efforts to integrate and rationalize Federal-Mogul's businesses and to relocate manufacturing operations to best cost markets.
Federal-Mogul's restructuring charges are comprised of two types: employee costs (principally termination benefits) and facility closure costs. Termination benefits are accounted for in accordance with FASB ASC Topic 712, Compensation - Nonretirement Post-employment Benefits , and are recorded when it is probable that employees will be entitled to benefits and the amounts can be reasonably estimated. Estimates of termination benefits are based on the frequency of past termination benefits, the similarity of benefits under the current plan and prior plans, and the existence of statutory required minimum benefits. Facility closure and other costs are accounted for in accordance with FASB ASC Topic 420, Exit or Disposal Cost Obligation , and are recorded when the liability is incurred.
Estimates of restructuring charges are based on information available at the time such charges are recorded. In certain countries where Federal-Mogul operates, statutory requirements include involuntary termination benefits that extend several years into the future. Accordingly, severance payments continue well past the date of termination at many international locations. Thus, these programs appear to be ongoing when, in fact, terminations and other activities under these programs have been substantially completed.
Federal-Mogul expects to finance its restructuring programs through cash generated from its ongoing operations or through cash available under its existing credit facility, subject to the terms of applicable covenants. Federal-Mogul does not expect that the execution of these programs will have an adverse impact on its liquidity position.
An unprecedented downturn in the global automotive industry and global financial markets led Federal-Mogul to announce, in September and December 2008, certain restructuring actions, herein referred to as “Restructuring 2009,” designed to improve operating performance and respond to increasingly challenging conditions in the global automotive market. Federal-Mogul did not record any net restructuring charges related to Restructuring 2009 for the year ended December 31, 2011. Federal-Mogul does not expect to incur additional restructuring charges through the fiscal year ending December 31, 2012 (“fiscal 2012”). Total cumulative restructuring charges related to Restructuring 2009 through December 31, 2011 were $157 million, of which $147 million were employee costs and $10 million were facility closure costs.
As of December 31, 2010, the accrued liability balance relating to all restructuring programs was $24 million. For the years ended December 31, 2011, 2010 and 2009, Federal-Mogul incurred $5 million, $8 million and $32 million of net restructuring charges, respectively. For the year ended December 31, 2011, Federal-Mogul paid $21 million of restructuring charges. As of December 31, 2011, the accrued liability balance was $8 million, and is included in accrued expenses and other liabilities in our consolidated balance sheets.
Due to the inherent uncertainty involved in estimating restructuring expenses, actual amounts paid for such activities may differ from amounts initially estimated. Accordingly, previously recorded liabilities of $4 million, $8 million and $47 million were reversed for the year ended December 31, 2011, 2010 and 2009, respectively. Such reversals result from: changes in estimated amounts to accomplish previously planned activities; changes in expected (based on historical practice) outcome of negotiations with labor unions, which reduced the level of originally committed actions; newly implemented government employment programs, which lowered the expected cost; and changes in approach to accomplish restructuring activities.
Currency Matters
Federal-Mogul has operated an aftermarket distribution center in Venezuela for several years, supplying imported replacement automotive parts to the local independent aftermarket. Since 2005, two exchange rates have existed in Venezuela: the official rate, which had been frozen since 2005 at 2.15 bolivars per U.S. dollar; and the parallel rate, which floats at a rate much higher than the official rate. Given the existence of the two rates in Venezuela, Federal-Mogul deemed the official rate was appropriate for the purpose of conversion into U.S. dollars at December 31, 2009 based on no positive intent to repatriate cash at the parallel rate and demonstrated ability to repatriate cash at the official rate.
Near the end of 2009, the three-year cumulative inflation rate for Venezuela was above 100%, which requires the Venezuelan operation to report its results as though the U.S. dollar is its functional currency in accordance with FASB ASC Topic 830, Foreign Currency Matters , commencing January 1, 2010 (“inflationary accounting”). The impact of this transition to a U.S. dollar functional currency requires that any change in the U.S. dollar value of bolivar denominated monetary assets and liabilities be recognized directly in earnings.
On January 8, 2010, the Venezuelan government devalued its currency. During the year ended December 31, 2010, Federal-Mogul recorded $25 million in foreign currency exchange expense due to this currency devaluation.
The remaining Venezuelan cash balance of $12 million as of December 31, 2011 is expected to be used to pay intercompany balances for the purchase of product and to pay dividends, subject to local government restrictions.
Impairment
Our Automotive segment recorded $48 million, $2 million and $17 million of impairment charges for the years ended December 31, 2011, 2010 and 2009, respectively.
The $48 million of impairment charge for fiscal 2011 relates to the impairment of certain indefinite-lived intangible assets of $37 million which is further discussed in detail in Note 8, “Goodwill and Intangible Assets, Net,” and $11 million of impairment charges primarily related to the identification of machinery and equipment that were no longer in use by Federal-Mogul and the establishment of asset retirement obligations related to facilities that are closed. The $2 million of impairment charge for fiscal 2010 primarily related to impairment charges of $7 million related to the identification of machinery and equipment that were no longer in use by Federal-Mogul, offset by a net credit of $5 million related to goodwill and intangible asset impairment charge due to the reassessment of fiscal 2008 impairment analysis. See Note 8, “Goodwill and Intangible Assets, Net,” for further discussion. The $17 million of impairment charge for fiscal 2009 primarily related to the identification of machinery and equipment that were no longer in use by Federal-Mogul.
Federal-Mogul determined the fair value of the assets by applying a probability weighted, expected present value technique to the estimated future cash flows using assumptions a market participant would utilize. The discount rate used is consistent with other long-lived asset fair value measurements.
Impairment of goodwill and other indefinite-lived intangible assets are discussed in Note 8, “Goodwill and Intangible Assets, Net.”
Gaming
We conduct our Gaming segment through our majority ownership in Tropicana. Tropicana currently owns and operates a diversified, multi-jurisdictional collection of casino gaming properties. The nine casino facilities it operates feature approximately 414,000 square feet of gaming space with 7,583 slot machines, 231 table games and 6,060 hotel rooms with three casino facilities located in Nevada, two in Mississippi and one in each of Indiana, Louisiana, New Jersey and Aruba.
On March 8, 2010, (the “Effective Date”), Tropicana completed the acquisition of certain assets of its predecessor, Tropicana Entertainment, LLC, and certain subsidiaries and affiliates thereof (together, the “Predecessors”) and Tropicana Resort and Casino-Atlantic City (“Tropicana AC”). Such transactions, referred to as the “Restructuring Transactions,” were effected pursuant to the Joint Plan of Reorganization of Tropicana Entertainment, LLC (“Tropicana LLC”) and Certain of Its Debtor Affiliates Under Chapter 11 of the Bankruptcy Code, filed with the United States Bankruptcy Court for the District of Delaware on January 8, 2009, as amended (the “Plan”). As a result of the Restructuring Transactions pursuant to the Plan, the Investment Funds received shares of Tropicana common stock.
On November 15, 2010, the Investment Funds acquired 668,000 additional shares of Tropicana common stock. As a result of this purchase, the Investment Funds held, in the aggregate, 13,538,446 shares of Tropicana common stock, representing approximately 51.5% of the outstanding shares of Tropicana common stock. (See below for purchase price allocation made on November 15, 2010.) The additional purchase of shares of Tropicana common stock gave the Investment Funds a controlling interest and required us to consolidate Tropicana's financial results effective November 15, 2010, which now comprises our Gaming segment.
On April 29, 2011, the Investment Funds made a distribution-in-kind of 13,538,446 shares of Tropicana common stock with a value of $216 million to us in redemption of $216 million of our limited and general partner interests in the Investment Funds. The distribution transferred the ownership of the Tropicana common stock held by the Investment Funds directly to us. As a result of this transaction, we directly own 51.5% of Tropicana's outstanding common stock. This distribution increased equity attributable to Icahn Enterprises by $27 million and decreased equity attributable to non-controlling interests by $27 million, representing the basis difference between the redemption value determined as of April 29, 2011 and the application to the controlling interest in Tropicana of purchase accounting pursuant to ASC Topic 805, Business Combinations , on November 15, 2010.
During fiscal 2011, we acquired additional shares of Tropicana common stock. As of December 31, 2011, we owned approximately 65.1% of the total outstanding common stock of Tropicana.
In connection with Tropicana's completion of the Restructuring Transactions, Tropicana entered into a credit agreement, dated as of December 29, 2009 (the “Exit Facility”). Each of the Investment Funds was a lender under the Exit Facility and, in the aggregate, collectively held over 50% of the loans thereunder. On June 30, 2011, the Investment Funds made a distribution-in-kind of the loans under the Exit Facility with a value of $71 million to us in redemption of $71 million of our general partner interests in the Investment Funds. The distribution transferred the ownership of the loans under the Exit Facility held by the Investment Funds directly to us. As a result of this transaction, we directly own over 50% of the loans under the Exit Facility.
Investment in Tropicana
In accordance with ASC Topic 805, Business Combinations , the application of purchase accounting requires that the total purchase price be allocated to the fair value of assets acquired and liabilities assumed based on their fair values at the acquisition date, with amounts exceeding the fair values recorded as goodwill. If the fair value of the assets acquired and liabilities assumed exceeds the fair value of the consideration given, a bargain purchase has occurred which is recorded as a gain on acquisition. The allocation process requires, among other things, an analysis of acquired fixed assets, contracts, and contingencies to identify and record the fair value of all assets acquired and liabilities assumed. In allocating the purchase price to the fair value of the assets acquired and liabilities assumed, we utilized, in part, a third-party appraiser to assist us in assessing the fair values of certain components of the assets acquired and liabilities assumed.
Estimates of fair value are based on industry data and trends and by reference to relevant market rates and transactions, and discounted cash flow valuation methods, among other factors. The foregoing estimates and assumptions are inherently subject to significant uncertainties and contingencies beyond our reasonable control. The preliminary allocation of the fair value of the assets acquired is subject to additional adjustment to provide us with adequate time to complete the valuation of Tropicana's assets and liabilities.
The fair value of our equity interest in Tropicana was $251 million immediately prior to obtaining a controlling interest in Tropicana on November 15, 2010. As a result of remeasuring our equity interest to fair value, we recognized a gain of $74 million which is included in net gain from investment activities in our consolidated statements of operations.
The following table summarizes the fair value of the assets acquired and liabilities assumed, as well as the fair value of the non-controlling interest in Tropicana as of November 15, 2010:

	Fair Value at November 15, 2010
	(in millions)
Cash and cash equivalents	$164
Restricted cash	18
Accounts receivable, net	35
Property, plant and equipment, net	424
Intangible assets, net	79
Other assets	86
Assets Acquired	806
Accounts payable	62
Accrued expenses and other liabilities	97
Debt	134
Liabilities Assumed	293
Fair value of Tropicana net assets acquired	513
Fair value of Tropicana non-controlling interests	237	(1)
Fair value of net assets acquired by our Investment segment	276
Less: acquisition-date fair value of previously held equity interest in Tropicana	251
Less: cost of shares of Tropicana common stock purchased on November 15, 2010	9
Fair value basis upon acquisition of controlling interest in Tropicana	260
Gain on acquisition	$16	(2)

(1)
Fair value of non-controlling interests was based on the fair value of Tropicana's equity multiplied by 48.55%, the portion owned by the non-controlling interests, less a discount of 5% attributed to the lack of control and marketability due to the fact that non-controlling interests are held by public shareholders who do not have the ability to directly affect the cash flows of Tropicana. The 5% discount was based on the average trading price of all U.S. closed-end funds compared to their net asset values as of November 15, 2010 (date of acquisition).

(2)	Included in other income (loss), net in our consolidated statements of operations.

Impairment
In the fourth quarter of fiscal 2011, Tropicana impaired certain real property and equipment by $5 million. In recording impairment charges related to real and personal property, Tropicana used both the cost and market approach.
Railcar
We conduct our Railcar segment through our majority ownership in ARI. ARI manufactures railcars, which are offered for sale or lease, custom designed railcar parts and other industrial products, primarily aluminum and special alloy steel castings. These products are sold to various types of companies including leasing companies, railroads, industrial companies and other non-rail companies. ARI provides railcar repair and maintenance services for railcar fleets. In addition, ARI provides fleet management and maintenance services for railcars owned by certain customers. Such services include inspecting and supervising the maintenance and repair of such railcars.
During the third quarter of fiscal 2011, we acquired additional shares of ARI common stock. As of December 31, 2011, we owned approximately 55.5% of the total outstanding common stock of ARI.
Food Packaging
We conduct our Food Packaging segment through our majority ownership in Viskase Companies, Inc. (“Viskase”). Viskase is a worldwide leader in the production and sale of cellulosic, fibrous and plastic casings for the processed meat and poultry industry. Viskase currently operates seven manufacturing facilities and ten distribution centers throughout North America, Europe, South America and Asia and derives approximately 71% of its total net sales from customers located outside the United States. Viskase believes it is one of the two largest manufacturers of non-edible cellulosic casings for processed meats and one of the three largest manufacturers of non-edible fibrous casings. Viskase is building a shirring plant in the Philippines to serve the Asian market. The plant is expected to open in the second quarter of the fiscal year ending December 31, 2012 and will be scaled up over several years in accordance with our growth expectations for the Asian market.
Metals
We conduct our Metals segment through our indirect wholly owned subsidiary, PSC Metals, Inc. (“PSC Metals”). PSC Metals collects industrial and obsolete scrap metal, processes it into reusable forms and supplies the recycled metals to its customers including electric-arc furnace mills, integrated steel mills, foundries, secondary smelters and metals brokers. PSC Metals' ferrous products include shredded, sheared and bundled scrap metal and other purchased scrap metal such as turnings (steel machining fragments), cast furnace iron and broken furnace iron. PSC Metals also processes non-ferrous metals including aluminum, copper, brass, stainless steel and nickel-bearing metals. Non-ferrous products are a significant raw material in the production of aluminum and copper alloys used in manufacturing. PSC Metals also operates a secondary products business that includes the supply of secondary plate and structural grade pipe that is sold into niche markets for counterweights, piling and foundations, construction materials and infrastructure end-markets.
PSC Metals has made several acquisitions during fiscal 2011. See Note 8, “Goodwill and Intangible Assets, Net - Metals,” for further details.
Real Estate
Our Real Estate segment consists of rental real estate, property development and resort activities.
As of December 31, 2011 we owned 30 rental real estate properties. Our property development operations are run primarily through Bayswater Development LLC, a real estate investment, management and development subsidiary that focuses primarily on the construction and sale of single-family and multi-family homes, lots in subdivisions and planned communities and raw land for residential development. Our New Seabury development property in Cape Cod, Massachusetts and our Grand Harbor and Oak Harbor development property in Vero Beach, Florida each include land for future residential development of approximately 324 and 870 units of residential housing, respectively. Both developments operate golf and resort operations as well.
In February 2010, our Real Estate operations acquired from Fontainebleau Las Vegas, LLC (“Fontainebleau”), and certain affiliated entities, certain assets associated with property and improvements (the “Former Fontainebleau Property”) located in Las Vegas, Nevada for an aggregate purchase price of $148 million. The Former Fontainebleau Property includes (i) an unfinished building situated on approximately 25 acres of land and (ii) inventory.
As of December 31, 2011 and 2010, $77 million and $106 million, respectively, of the net investment in financing leases, net real estate leased to others and resort properties, which is included in property, plant and equipment, net, were pledged to collateralize the payment of nonrecourse mortgages payable.
The following is a summary of the anticipated future receipts of the minimum lease payments receivable under the financing and operating method at December 31, 2011:

Year	Amount
(in millions)
2012	$52
2013	52
2014	48
2015	48
2016	46
Thereafter	178
$424

Home Fashion
We conduct our Home Fashion segment through our indirect wholly owned subsidiary, WestPoint International, LLC (f/k/a WestPoint International, Inc., as described below) (“WPI”), a manufacturer and distributor of home fashion consumer products. WPI is engaged in the business of manufacturing, sourcing, designing, marketing, distributing and selling home fashion consumer products. WPI markets a broad range of manufactured and sourced bed, bath, basic bedding and kitchen textile products, including, sheets, pillowcases, comforters, flocked blankets, woven blankets and throws, heated blankets, quilts, bedspreads, duvet covers, bed skirts, bed pillows, feather beds, mattress pads, drapes, bath and beach towels, bath rugs, kitchen towels and kitchen accessories. WPI recognizes revenue primarily through the sale of home fashion products to a variety of retail and institutional customers. In addition, WPI receives a small portion of its revenues through the licensing of its trademarks.
Effective October 1, 2011, West Point International, Inc. converted to a Delaware limited liability company through a merger with its wholly owned subsidiary formed for such purpose, with such subsidiary surviving the merger being named WestPoint International, LLC.
WPI has transitioned the majority of its manufacturing to low-cost countries and continues to maintain its corporate offices and certain distribution operations in the United States.
A relatively small number of customers have historically accounted for a significant portion of WPI's net sales. WPI had seven customers who accounted for approximately 63% and six customers who accounted for approximately 64% and 59% of WPI's net sales for the years ended December 31, 2011, 2010 and 2009, respectively.
Acquisition History
On August 8, 2005, we acquired 13.2 million, or 67.7%, of the 19.5 million outstanding common shares of WPI. Pursuant to the asset purchase agreement between WPI and WPS, rights to subscribe for an additional 10.5 million shares of common stock at a price of $8.772 per share were allocated among former creditors of WPS.
On December 20, 2006, we acquired: (a) 1,000,000 shares of Series A-1 Preferred Stock of WPI for a purchase price of $100 per share, for an aggregate purchase price of $100.0 million and (b) 1,000,000 shares of Series A-2 Preferred Stock of WPI for a purchase price of $100 per share, for an aggregate purchase price of $100.0 million. Each of the Series A-1 and Series A-2 Preferred Stock had a 4.5% annual dividend, which was payable quarterly. For the first two years after issuance, the dividends were to be paid in the form of additional preferred stock. Thereafter, the dividends were to be paid in cash or in additional preferred stock at the option of WPI. Each of the Series A-1 and Series A-2 Preferred Stock was convertible into common shares of WPI at a rate of $10.50 per share, subject to certain anti-dilution provisions; provided, however, that under certain circumstances, $92.1 million of the Series A-2 Preferred Stock may have been converted at a rate of $8.772 per share.
During fiscal 2011, we acquired all remaining shares of WPI common stock. Effective December 22, 2011, two of our subsidiaries which hold WPI's common and preferred stock respectively merged with and into WPI with WPI surviving the merger. As a result of the merger, among other things, (i) we became the only owner of WPI, (ii) shares of Series A-1 and Series A-2 Preferred Stock ceased to exist, (iii) any subscription rights to purchase WPI common stock were canceled, and (iv) minority stockholders of WPI became entitled to receive $3.05 per share for their common stock of WPI. As of December 31, 2011, we owned 100% of the total outstanding common shares of WPI.
Restructuring
To improve WPI's competitive position, WPI's management intends to continue its restructuring efforts. On January 31, 2011, WPI announced the closure of its Greenville, Alabama manufacturing and distribution facility. The vast majority of the products manufactured or fabricated are sourced from plants located outside of the United States.
WPI incurred restructuring costs of $6 million, $8 million and $19 million in restructuring costs for the years ended December 31, 2011, 2010 and 2009, respectively. Included in restructuring expenses are cash charges associated with the ongoing costs of closed plants, transition expenses and employee severance, benefits and related costs. As of December 31, 2011, the accrued liability balance was less than $1 million, which is included in accrued expenses and other liabilities in our consolidated balance sheet.
Total cumulative restructuring charges from August 8, 2005 (acquisition date) through December 31, 2011 are $91 million.
WPI anticipates incurring approximately $2 million of additional restructuring costs in fiscal 2012, particularly with respect to the carrying costs of closed facilities until such time as these locations are sold. Restructuring costs could be affected by, among other things, WPI's decision to accelerate or delay its restructuring efforts. As a result, actual costs incurred could vary materially from these anticipated amounts.
Impairment
In fiscal 2011, fiscal 2010 and fiscal 2009, WPI incurred non-cash impairment charges of $18 million, $9 million and $8 million, respectively. For fiscal 2011, the impairment charge was due to the write-down of a plant to its fair value and impairment of trademarks. For fiscal 2010 and fiscal 2009, the impairment charges were related to the write-down of property equipment to its fair value and impairment of trademarks. In recording impairment charges related to its property, plant and equipment, WPI compared estimated net realizable values of property, plant and equipment to their current carrying values. In recording impairment charges related to its trademarks, WPI compared the fair value of the intangible asset with its carrying value. The estimates of fair value of trademarks are determined using a discounted cash flow valuation methodology referred to as the “relief from royalty” methodology. Significant assumptions inherent in the “relief from royalty” methodology employed include estimates of appropriate marketplace royalty rates and discount rates.